Income Tax (Details) - USD ($)	Jun. 30, 2018	Jun. 30, 2017
Income Tax Disclosure [Abstract]
Net Operating Loss Carryforwards	$ 11,849,081	$ 9,711,559
Less Valuation Allowance	(11,849,081)	(9,711,559)
Total